Basis of preparation, material accounting policies and estimates - Narrative (Details) - USD ($)		6 Months Ended
	Oct. 14, 2022	Jun. 30, 2025	Jun. 30, 2024	Aug. 08, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2022	Dec. 24, 2021
Disclosure of changes in accounting estimates [line items]
Other comprehensive income		$ 2,245,864	$ (10,941,387)
Accumulated deficit		(451,764,823)	(418,864,652)		$ (454,470,401)
Cash and cash equivalents		12,512,058	63,492,965		29,283,942	$ 49,391,627
Decrease in cash and cash equivalents		16,800,000
Cash used in operating activities		(6,711,490)	(10,470,724)
Net current liabilities		$ 30,660,000
Number of shares, right to purchase		1
Price per share, warrant holders unlikely to exercise, threshold (in dollars per share)		$ 11.50
Price per share (in dollars per share)		$ 4.12
Shares outstanding (in Shares)		14,391,050
Proportion of voting rights held		50.00%
Gross revenues		$ 1,235,000,000
Non-convertible debt		$ 1,000,000,000
Periodic reports		12 months
Stock certificate interest rate	17.00%
Non-controlling interests decrease		$ (9,434,795)	(10,375,706)		(9,786,509)
Other reserves		$ 67,624,251	$ 67,732,147		$ 67,732,146
Warrant Reserves
Disclosure of changes in accounting estimates [line items]
Number of shares, right to purchase		1
Exercise prices (in dollars per share)		$ 11.50
UNITED STATES
Disclosure of changes in accounting estimates [line items]
Percentage assets located		50.00%
BHP
Disclosure of changes in accounting estimates [line items]
Investment amount								$ 10,000,000
KNL
Disclosure of changes in accounting estimates [line items]
Convertible loan agreement								$ 40,000,000
Interest rate							8.90%
Investment in equity	$ 50,000,000
Share issue related cost	$ 2,500,000
Kabanga Nickel Limited | Entering into significant commitments or contingent liabilities | Senior Secured Bridge Loan Facility
Disclosure of changes in accounting estimates [line items]
Borrowing capacity				$ 60,000,000
Interest rate				9.25%